Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (8,796)	$ (43,391)	$ (47,206)	$ (1,900)	$ 1,239
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	762	799	1,186	811	529
Amortization		245	245	210
Share-based compensation	284	259	325	524	348
Deferred income tax expense (benefit)		8,655	8,655	(623)	264
Deferred interest on related party debt	610
Goodwill and other asset impairments		22,012	22,012
Change in fair value of common stock warrant liability	(355)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(2,637)	6,129	7,639	2,231	(5,263)
Costs in excess of billings on uncompleted contracts	4,617	(2,745)	123	(5,328)
Inventory, net	(1,223)	5,835	6,554	(862)	(1,625)
Deferred costs on uncompleted contracts			417	512	874
Other current assets	515	291	(814)	1,041	265
Accounts payable	1,159	(12,567)	(13,700)	6,993	1,178
Accrued liabilities	(2,336)	(315)	1,650	(1,533)	130
Billings in excess of costs on uncompleted contracts	(1,630)	(254)	830	83
Other current liabilities	358	(2,157)
Deferred revenue and other current liabilities			(1,994)	1,914	534
Payable to Gaiam			1,390	(2,108)	1,229
Net cash provided by (used in) operating activities	(8,672)	(17,204)	(12,688)	1,965	(298)
Investing activities
Purchase of property and equipment	(233)	(329)	(368)	(678)	(785)
Acquisition of subsidiary, net of cash acquired	(1,076)
Change in restricted cash		172	172	730
Cash from acquired business				3,416
Net cash provided by (used in) investing activities	(1,309)	(157)	(196)	3,468	(785)
Financing activities
Proceeds from issuance of common stock and warrants, net	8,414
Borrowings from related parties			5,150	1,700
Principal borrowings (payments) on revolving line of credit, net	(6,498)	6,500	6,498	(3,119)
Principal payments on debt and capital lease obligations, net	(97)	(275)	(187)	(2,254)
Exercise of stock options	74
Repurchase of Class A common stock, including related costs				(1,070)
Principal (repayments) borrowings from related parties		3,150
Net cash provided by (used in) financing activities	1,893	9,375	11,461	(4,743)
Net change in cash	(8,088)	(7,986)	(1,423)	690	(1,083)
Cash at beginning of period	10,390	11,813	11,813	11,123	12,206
Cash at end of period	2,302	3,827	10,390	11,813	11,123
Supplemental cash flow information
Income taxes paid	17	31	38	208	6
Interest paid	112	112	538	187
Non-cash items
Common stock issued for acquisition	916			21,576
Class A common stock issued to Gaiam, Inc. in conjunction with debt conversion, 62,111 shares	100
Equity Funding
Non-cash items
Issuance of warrants	4,037
Debt Extension
Non-cash items
Issuance of warrants	$ 278